LEASES (Tables)	6 Months Ended
Mar. 31, 2026
Leases
SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	March 31, 2026	September 30, 2025
	(Unaudited)
Operating lease ROU assets	$686,373	$708,944

Operating lease liabilities - current	$101,369	$82,653
Operating lease liabilities - non-current	585,004	626,291
Total operating lease liabilities	$686,373	$708,944

SCHEDULE OF WEIGHTED AVERAGE OF OPERATING LEASE
March 31, 2026
Weighted-average remaining lease term (Unaudited)	7 years

Weighted-average discount rate (Unaudited)	4.2%

SCHEDULE OF OPERATING LEASE COST

A summary of lease cost recognized in Company’s unaudited condensed consolidated financial statements and supplemental cash flow information for operating leases is as follows for the six months ended March 31, 2026 and 2025:

	2026	2025
	(Unaudited)	(Unaudited)
Operating lease cost	$54,977	$46,181
Cash paid for operating leases	$-	$1,393

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

A summary of maturity of operating lease liabilities under the Company’s non-cancelable operating leases as of March 31, 2026 is as follows:

Six months ending March 31,
2027	$111,486
2028	111,486
2029	111,486
2030	111,486
After 2031	331,388
Total lease payments	777,332
Less: Imputed Interest	(90,959)
Present value of operating lease liabilities	$686,373